Net loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of basic and diluted net loss per share

	Year ended December 31, 2021	Year ended December 31, 2020
Net loss attributable to common stockholders	45,902,481	13,373,003
Weighted-average common shares outstanding – basic and diluted	73,850,822	38,875,643
Net loss per share attributable to common stockholders – basic and diluted	$0.62	$0.34

Summary of potential common shares excluded from the computation of diluted net loss per share because of anti-dilutive effect	The Company excluded the following potential shares of Common Stock, presented based on amounts outstanding at the year ended December 31, 2021, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended December 31, 2021	Year ended December 31, 2020
Options to purchase shares of Common Stock	3,825,751	2,364,010
Warrants to purchase shares of Common Stock	—	2,869,799
	3,825,751	5,233,809